Debt	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Debt
18.	Debt

	2017
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2025	1.81% to 5.58%	$626,150
Long-term variable rate debt	2027	1.54% to 3.04%	420,634
Loans payables	2018	2.33% to 2.58%	127,797

			1,174,581
Current maturities			(298,462)

Long-term debt			$876,119

	2016
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2025	1.81% to 5.58%	$702,454
Long-term variable rate debt	2026	0.90% to 2.23%	398,178
Loans payables	2017	1.88% to 1.98%	83,500

			1,184,132
Current maturities			(222,718)

Long-term debt			$961,414

Maturities of long-term debt for the next five years are as follows:

Year ending December 31, 2018	298,462
2019	167,191
2020	118,376
2021	96,070
2022	89,144
Thereafter	405,338

$1,174,581

As of December 31, 2017, long-term fixed rate debt included $394.2 million (2016: $416.3 million) and long-term variable debt included $128.4 million corresponding to finance leases (2016: $45.4 million) (see note 14).

As of December 31, 2017 the Company had $372.0 million (2016: $446.5 million) of outstanding indebtedness that is owed to financial institutions under financing arrangements guaranteed by the Export-Import Bank of the United States. The Export-Import Bank guarantees support 80% of the net purchase price of the aircraft and are secured with a first priority mortgage on the aircraft in favor of a security trustee on behalf of Export-Import Bank.

The Company’s Export-Import Bank supported financings are amortized on a quarterly basis, are denominated in U.S. dollars, and originally bear interest at a floating rate linked to LIBOR. The Export-Import Bank guaranteed facilities typically offer an option to fix the applicable interest rate. The Company has exercised this option with respect to $231.9 million as of December 31, 2017 (2016: $286.1 million).

In the past, the Company has extended the maturity of some of its aircraft financing to 15 years through the use of a “Stretched Overall Amortization and Repayment” (SOAR), structure which provides serial draw-downs, calculated to result in a 100% loan accreting to a recourse balloon at the maturity of the Export-Import Bank guaranteed loan. The Company currently has 4 aircraft finance under SOAR structure which had an outstanding balance of $28.3 million as of December 31, 2017 (2016: $24.8 million).

As of December 31, 2017, the loan payable in the amount of $127.8 million (2016: $83.5 million) resulted from the use of the lines of credits (see note 27 for information regarding financial covenants related to the Company’s financial agreement).

The detail of finance cost and income is as follows:

	2017	2016	2015
Finance income -
Interest income on short-term bank deposits	$1,499	$675	$3,662
Interest income on investment	16,440	12,325	22,285

	$17,939	$13,000	$25,947

Finance cost -
Interests expense on bank loans	$(32,599)	$(32,647)	$(30,866)
Interest on factoring	(2,624)	(4,377)	(2,289)

	$(35,223)	$(37,024)	$(33,155)

Changes in liabilities arising from financing activities:

				Non-cash
	2016	Cash flows	New debt	transactions	2017
Debt
Obligations under finance leases	$461,797	$(28,107)	$—	$89,000	$522,690
Debt	722,335	(218,242)	147,798	—	651,891

Total liabilities from
financing activities	$1,184,132	$(246,349)	$147,798	$89,000	$1,174,581

During 2017, the Company’s non-cash investing and financing transactions are comprised of $89.0 million related to the acquisition of new aircraft that are financed using the JOLCO structure (see note 14).